Stock Plans	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments

14 – Stock plans

The Company has various stock-based compensation plans for eligible employees. A description of the Company's major plans is provided herein.

Employee Share Investment Plan

The Company has an Employee Share Investment Plan (ESIP) giving eligible employees the opportunity to subscribe for up to 10% of their gross salaries to purchase shares of the Company's common stock on the open market and to have the Company invest, on the employees' behalf, a further 35% of the amount invested by the employees, up to 6% of their gross salaries.

       The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company's contributions, as well as the resulting expense recorded for the years ended December 31, 2014, 2013 and 2012:

Year ended December 31,	2014	2013	2012
Number of participants holding shares	18,488	18,488	17,423
Total number of ESIP shares purchased on behalf of employees (millions)	2.1	2.3	2.5
Expense for Company contribution (millions)	$34	$30	$24

Stock-based compensation plans

The following table provides the total stock-based compensation expense for awards under all plans, as well as the related tax benefit recognized in income, for the years ended December 31, 2014, 2013 and 2012:

In millions	Year ended December 31,	2014	2013	2012
Cash settled awards
Share Units Plan		$117	$92	$76
Voluntary Incentive Deferral Plan (VIDP)		33	35	19
Total cash settled awards		150	127	95

Equity settled awards
Share Units Plan		2	-	-
Stock option awards		9	9	10
Total equity settled awards		11	9	10

Total stock-based compensation expense		$161	$136	$105

Tax benefit recognized in income		$43	$35	$25

       The following table provides the number of units outstanding and the 2014 activity for all cash settled awards:

	PSUs		DSUs
In millions	Nonvested	Vested	Nonvested	Vested
Outstanding at December 31, 2013	1.7	0.9	-	2.3
Granted (Payout)	0.8	(0.9)	-	(0.1)
Modifications (1)	(0.9)	-	-	(1.7)
Forfeited/Settled	-	-	-	-
Vested during year	(0.9)	0.9	-	-
Outstanding at December 31, 2014	0.7	0.9	-	0.5

(1)	On December 9, 2014, certain cash settled awards were modified to settle in common shares of the Company. From the modification date, these units are accounted for as equity settled awards.

       The following table provides valuation and expense information for all cash settled awards:

In millions, unless otherwise indicated		PSUs (1)								DSUs(2)	Total
Year of grant	2014	2013	2012		2011	2010	2009
Stock-based compensation expense (recovery)
recognized over requisite service period
Year ended December 31, 2014	$42	$33		$44	$(2)	N/A	N/A	$33	$150
Year ended December 31, 2013 (3)	N/A	$34		$37	$34	$(4)	$(9)	$35	$127
Year ended December 31, 2012	N/A	N/A		$24	$26	$26	$-	$19	$95

Liability outstanding
December 31, 2014	$19	$32		$106	$-	N/A	N/A	$40	$197
December 31, 2013	N/A	$34		$61	$80	$-	$-	$145	$320

Fair value per unit
December 31, 2014 ($)	$72.00	$79.01		$80.02	N/A	N/A	N/A	$80.02	N/A

Fair value of awards vested during the year
Year ended December 31, 2014	$-	$-		$106	$-	N/A	N/A	$-	$106
Year ended December 31, 2013	N/A	$-		$-	$80	N/A	N/A	$1	$81
Year ended December 31, 2012	N/A	N/A		$-	$-	$70	N/A	$1	$71

Nonvested awards at December 31, 2014
Unrecognized compensation cost	$17	$10		$-	$-	N/A	N/A	$-	$27
Remaining recognition period (years)	2.0	1.0		N/A	N/A	N/A	N/A	N/A (4)	N/A

Assumptions (5)
Stock price ($)	$80.02	$80.02		$80.02	N/A	N/A	N/A	$80.02	N/A
Expected stock price volatility (6)	16%	17%		N/A	N/A	N/A	N/A	N/A	N/A
Expected term (years) (7)	2.0	1.0		N/A	N/A	N/A	N/A	N/A	N/A
Risk-free interest rate (8)	1.02%	0.99%		N/A	N/A	N/A	N/A	N/A	N/A
Dividend rate ($) (9)	$1.00	$1.00	$	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Compensation cost is based on the fair value of the awards at period-end using the lattice-based valuation model that uses the assumptions as presented herein.
(2)	Compensation cost is based on intrinsic value.
(3)	Includes the reversal of approximately $20 million of stock-based compensation expense related to the forfeiture of PSUs by former executives.
(4)	The remaining recognition period has not been quantified as it relates solely to the 25% Company grant and the dividends earned thereon, representing a minimal number of units.
(5)	Assumptions used to determine fair value are at December 31, 2014.
(6)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(7)	Represents the remaining period of time that awards are expected to be outstanding.
(8)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(9)	Based on the annualized dividend rate.

Equity settled awards

(a) Share Units Plan

The objective of the Share Units plan is to enhance the Company's ability to attract and retain talented employees and to provide alignment of interests between such employees and the shareholders of the Company. The PSUs granted are scheduled to settle at the end of the plan period and vest conditionally upon the attainment of a target relating to ROIC over the plan period. Such performance vesting criteria results in a performance vesting factor that ranges from 0% to 150% depending on the level of ROIC attained.

       Settlement is conditional upon the attainment of a minimum share price, calculated using the average of the last three months of the plan period. In addition, commencing at various dates, for executive employees, settlement for PSUs is also conditional on compliance with the conditions of their benefit plans, award or employment agreements, including but not limited to non-compete, non-solicitation and non-disclosure of confidential information conditions. Current or former executive employees who breach such conditions of their benefit plans, award or employment agreements will forfeit the PSU settlement. Should the Company reasonably determine that a current or former executive employee may have violated the conditions of their benefit plans, award or employment agreement, the Company may at its discretion change the manner of vesting of the PSUs to suspend settlement on any PSUs pending resolution of such matter.

       On December 9, 2014, 0.5 million cash settled PSUs granted in 2013 and 0.4 million cash settled PSUs granted in 2014 were modified to settle in common shares of the Company. From the modification date, these units are accounted for as equity settled awards.

       PSUs are settled in common shares of the Company by way of disbursement from the Share Trusts (see Note 13 – Share capital). The number of shares remitted to the participant upon settlement is equal to the number of PSUs awarded multiplied by the performance vesting factor less shares withheld to satisfy the participant's minimum statutory withholding tax requirement.

(b) Voluntary Incentive Deferral Plan

       The Company's VIDP provides eligible senior management employees the opportunity to elect to receive their annual incentive bonus payment and other eligible incentive payments in DSUs up to specific deferral limits. A DSU is equivalent to a common share of the Company and also earns dividends when normal cash dividends are paid on common shares. The number of DSUs received by each participant is established at time of deferral. For each participant, the Company will grant a further 25% of the amount elected in DSUs, which will vest over a period of four years. The election to receive eligible incentive payments in DSUs is no longer available to a participant when the value of the participant's vested DSUs is sufficient to meet the Company's stock ownership guidelines.

       On December 9, 2014, 1.7 million cash settled DSUs were modified to settle in common shares of the Company. From the modification date, these units are accounted for as equity settled awards.

       DSUs are settled in common shares of the Company at the time of cessation of employment by way of an open market purchase by the Company. The number of shares remitted to the participant is equal to the number of DSUs awarded less shares withheld to satisfy the participant's minimum statutory withholding tax requirement.

The following table provides the number of units outstanding and the 2014 activity for all equity settled awards, other than stock options:

	PSUs			DSUs
In millions	Units Nonvested	Units Vested	Weighted-average grant date fair value	Units Nonvested	Units Vested	Weighted-average grant date fair value
	In millions	In millions		In millions	In millions
Outstanding at December 31, 2013	-	-	N/A	-	-	N/A
Modification (1) (2)	0.9	-	$71.05	-	1.7	$76.29
Outstanding at December 31, 2014	0.9	-	$71.05	-	1.7	$76.29

(1)	On December 9, 2014, 0.9 million cash settled PSUs were modified to settle in common shares of the Company. From the modification date, these units are accounted for as equity settled awards. The modification affected PSUs held by 133 employees and did not result in the recognition of incremental compensation cost as the settlement conditions of these awards was unchanged.
(2)	On December 9, 2014, 1.7 million cash settled DSUs were modified to settle in common shares of the Company. From the modification date, these units are accounted for as equity settled awards. The modification affected DSUs held by 104 employees and did not result in the recognition of incremental compensation cost as the settlement conditions of these awards was unchanged. Vested DSUs are convertible into common shares of the Company at the time of cessation of employment. As at December 31, 2014, the aggregate intrinsic value of vested DSUs amounted to $138 million.

       The following table provides valuation and expense information for all equity settled awards, other than stock options:

In millions, unless otherwise indicated		PSUs (1)		DSUs(2)	Total
Year of grant		2014	2013
Stock-based compensation expense
	recognized over requisite service period
Year ended December 31, 2014 (3)		$1	$1	$-	$2

Fair value per unit
At grant date ($)(4)		$66.84	$75.15	$76.29	N/A

Fair value of awards vested during the year
Year ended December 31, 2014		$-	$-	$1	$1

Nonvested awards at December 31, 2014
Unrecognized compensation cost		$15	$8	$1	$24
Remaining recognition period (years)		2.0	1.0	N/A (5)	N/A

Assumptions
Grant price ($) (6)		$76.29	$76.29	$76.29	N/A
Expected stock price volatility (7)		15%	17%	N/A	N/A
Expected term (years) (8)		2.0	1.0	N/A	N/A
Risk-free interest rate (9)		1.02%	0.98%	N/A	N/A
Dividend rate ($) (10)		$1.00	$1.00	N/A	N/A

(1)		Compensation cost is based on the fair value of the awards at the modification date using the lattice-based valuation model that uses the assumptions as presented herein.
(2)		Compensation cost is based on intrinsic value at the modification date.
(3)		Comparative information for the years ended December 31, 2013 and 2012 has not been provided as no equity settled PSUs or DSUs were outstanding.
(4)		Grant date is December 9, 2014 which is the modification date of the cash settled awards to equity settled awards.
(5)		The remaining recognition period has not been quantified as it relates solely to the 25% Company grant and the dividends earned thereon, representing a minimal number of units.
(6)	Stock price at the modification date.
(7)		Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(8)		Represents the remaining period of time that awards are expected to be outstanding.
(9)		Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(10)	Based on the annualized dividend rate.

(c) Stock option awards

The Company has stock option plans for eligible employees to acquire common shares of the Company upon vesting at a price equal to the market value of the common shares at the date of granting. The options issued by the Company are conventional options that vest over a period of time. The right to exercise options generally accrues over a period of four years of continuous employment. Options are not generally exercisable during the first 12 months after the date of grant and expire after 10 years. At December 31, 2014, 19.2 million common shares remained authorized for future issuances under these plans.

       For 2014, 2013 and 2012, the Company granted 1.0 million, 1.1 million and 1.2 million, respectively, of conventional stock options to designated executive employees that vest over a period of four years of continuous employment.

       The total number of conventional options outstanding at December 31, 2014 was 7.5 million.

       The following table provides the activity of stock option awards during 2014, and for options outstanding and exercisable at December 31, 2014, the weighted-average exercise price:

	Options outstanding		Nonvested options
		Weighted-		Weighted-
	Number	average	Number	average grant
	of options	exercise price	of options	date fair value
	In millions		In millions
Outstanding at December 31, 2013 (1)	7.7	$30.97	2.7	$7.89
Granted	1.0	$58.74	1.0	$11.09
Exercised	(1.2)	$22.97	N/A	N/A
Vested	N/A	N/A	(1.2)	$7.59
Outstanding at December 31, 2014 (1)	7.5	$37.37	2.5	$9.25
Exercisable at December 31, 2014 (1)	5.0	$30.31	N/A	N/A

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.

	Options outstanding		Nonvested options
		Weighted-		Weighted-
	Number	average	Number	average grant
	of options	exercise price	of options	date fair value
	In millions		In millions
Outstanding at December 31, 2013 (1)	7.7	$30.97	2.7	$7.89
Granted	1.0	$58.74	1.0	$11.09
Exercised	(1.2)	$22.97	N/A	N/A
Vested	N/A	N/A	(1.2)	$7.59
Outstanding at December 31, 2014 (1)	7.5	$37.37	2.5	$9.25
Exercisable at December 31, 2014 (1)	5.0	$30.31	N/A	N/A

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.

       The following table provides the number of stock options outstanding and exercisable as at December 31, 2014 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2014 at the Company's closing stock price of $80.02.

				Options outstanding				Options exercisable
Range of exercise prices				Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
				In millions			In millions	In millions		In millions

	$16.93	-	$23.03	0.9	3.7	$20.19	$52	0.9	$20.19	$52
	$23.04	-	$30.75	2.6	3.3	$27.04	139	2.6	$27.04	139
	$30.76	-	$41.85	1.5	6.3	$38.19	62	1.0	$38.19	41
	$41.86	-	$57.61	1.5	7.6	$48.71	49	0.5	$47.40	18
	$57.62	-	$80.15	1.0	9.1	$60.29	20	-	$58.18	-
Balance at December 31, 2014(1)				7.5	5.6	$37.37	$322	5.0	$30.31	$250

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2014, substantially all stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options was 4.4 years.

       The following table provides valuation and expense information for all stock option awards:

In millions, unless otherwise indicated
Year of grant	2014	2013	2012	2011	2010	2009	2008	Total
Stock-based compensation expense
recognized over requisite service period (1)
Year ended December 31, 2014	$6	$1	$1	$1	$-	N/A	N/A	$9
Year ended December 31, 2013	N/A	$5	$2	$1	$1	$-	N/A	$9
Year ended December 31, 2012	N/A	N/A	$4	$2	$2	$2	$-	$10

Fair value per unit
At grant date ($)	$11.09	$8.52	$7.74	$7.83	$6.55	$6.30	$6.22	N/A

Fair value of awards vested during the year
Year ended December 31, 2014	$-	$2	$2	$3	$2	N/A	N/A	$9
Year ended December 31, 2013	N/A	$-	$2	$3	$2	$4	N/A	$11
Year ended December 31, 2012	N/A	N/A	$-	$2	$2	$4	$3	$11

Nonvested awards at December 31, 2014
Unrecognized compensation cost	$4	$2	$1	$-	$-	N/A	N/A	$7
Remaining recognition period (years)	3.0	2.0	1.0	-	-	N/A	N/A	N/A

Assumptions
Grant price ($)	$58.74	$47.47	$38.35	$34.47	$27.38	$21.07	$24.25	N/A
Expected stock price volatility (2)	23%	23%	26%	26%	28%	39%	27%	N/A
Expected term (years) (3)	5.4	5.4	5.4	5.3	5.4	5.3	5.3	N/A
Risk-free interest rate (4)	1.51%	1.41%	1.33%	2.53%	2.44%	1.97%	3.58%	N/A
Dividend rate ($) (5)	$1.00	$0.86	$0.75	$0.65	$0.54	$0.51	$0.46	N/A

(1)	Compensation cost is based on the grant date fair value using the Black-Scholes option-pricing model that uses the assumptions at the grant date.

(2)	Based on the average of the historical volatility of the Company's stock over a period commensurate with the expected term of the award and the implied volatility from traded options on the Company's stock.

(3)	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to estimate option exercise and employee termination, and groups of employees that have similar historical exercise behavior are considered separately.

(4)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.

(5)	Based on the annualized dividend rate.

The following table provides information related to stock options exercised for the years ended December 31, 2014, 2013 and 2012:

In millions	Year ended December 31,	2014	2013	2012
Total intrinsic value		$50	$45	$167
Cash received upon exercise of options		25	28	102
Related excess tax benefit realized		5	3	16

Stock price volatility

Compensation cost for the Company's cash settled Share Units Plan is based on the fair value of the awards at period end using the lattice-based valuation model for which a primary assumption is the Company's share price. In addition, the Company's liability for the cash settled VIDP is marked-to-market at period-end and, as such, is also reliant on the Company's share price. Fluctuations in the Company's share price cause volatility to stock-based compensation expense as recorded in net income. The Company does not currently hold any derivative financial instruments to manage this exposure. A $1 increase in the Company's share price at December 31, 2014 would have increased stock-based compensation expense by $2 million, whereas a $1 decrease in the price would have reduced it by $3 million.